Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
General and administrative expenses - related party	[1]	$ 3,708	$ 2,980	$ 2,564
Interest expense and finance cost	[2]	$ 0	$ 3,174	$ 0

[1]	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
[2]	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).